Trading Activities (Tables)	12 Months Ended
Dec. 31, 2010
Trading Assets, at Fair Value

The following table summarizes the details of trading assets, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Debt securities:
Korean treasury and governmental agencies	(Won)	1,523,695	(Won)	3,225,335
Corporations		1,176,562		1,897,386
Mortgage-backed and asset-backed securities		872,987		470,501
Financial institutions		2,104,094		4,886,533
Equity securities		746,962		830,691
Derivative instruments:
Foreign exchange derivatives		3,426,615		1,630,922
Interest rate derivatives		898,554		924,517
Equity derivatives		286,919		1,253,186
Credit derivatives		2,546		349
Commodity derivatives		1,896		5,525
Other trading assets — commodity indexed deposits		256,246		153,457

	(Won)	11,297,076	(Won)	15,278,402

Trading Liabilities, at Fair Value

The following table summarizes the details of trading liabilities, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Derivative instruments:
Foreign exchange derivatives	(Won)	2,800,680	(Won)	1,322,598
Interest rate derivatives		1,134,514		874,208
Equity derivatives		285,302		1,214,792
Credit derivatives		23,076		422
Commodity derivatives		2,493		5,119
Other trading liabilities — commodity indexed deposits		318,969		198,619

	(Won)	4,565,034	(Won)	3,615,758

Trading Profits (Losses)

The following table presents trading profits (losses) for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Debt securities	(Won)	128,385	(Won)	(88,422)	(Won)	43,561
Equity securities		(108,652)		81,052		14,729
Derivative instruments		590,779		(513,413)		879,066
Other trading activities — commodity indexed deposits		(26,182)		3,821		(784)

Net trading profits (losses)	(Won)	584,330	(Won)	(516,962)	(Won)	936,572